Schedule of lease liability maturities (Details) $ in Thousands	Jun. 30, 2026 CAD ($)
IfrsStatementLineItems [Line Items]
Total	$ 11,072
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	1,520
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	1,093
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	1,067
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	934
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 6,458